STOCK-BASED COMPENSATION AND EQUITY AWARDS - Allocation of Share-based Compensation (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 3,830	$ 1,737	$ 2,879	$ 2,243	$ 3,272
Stock based compensation related to stock option liability awards	0	545	1,291
Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	3,785	1,667	2,664	2,195	3,156
Non-Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	45	70	215	48	116
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	267	222	532	32	60
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	299	70	92	136	177
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	1,382	593	889	696	886
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 1,882	$ 852	$ 1,366	$ 1,379	$ 2,149